Shareholders’ Equity - Summary of Cumulative Redeemable Preferred Shares (Details) - 12 months ended Dec. 31, 2021	$ / shares shares	$ / shares shares
Class of Stock
Redemption price (per share)		$ 25.50
Series A
Class of Stock
Current Yield	3.06%
Annual dividend per share	$ 0.76500
Redemption price (per share)		$ 25
Series A | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	2.66%	2.66%
Series B
Class of Stock
Redemption price (per share)		$ 25
Preferred stock floating dividend rate (per share)		$ 0.17192
Series B | 90-Day government of Canada treasury bill rate
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	2.66%	2.66%
Series C
Class of Stock
Current Yield	5.29%
Annual dividend per share	$ 1.32250
Redemption price (per share)	$ 25
Series C | Five year United States government bond
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.58%	3.58%
Series E
Class of Stock
Current Yield	5.393%
Annual dividend per share	$ 1.34825
Redemption price (per share)		$ 25
Series E | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.17%	3.17%
Series G
Class of Stock
Current Yield	4.24%
Annual dividend per share	$ 1.06050
Redemption price (per share)		$ 25
Series G | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.06%	3.06%
Series H
Class of Stock
Redemption price (per share)		$ 25
Preferred stock floating dividend rate (per share)		$ 0.196582
Series H | 90-Day government of Canada treasury bill rate
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.06%	3.06%
Series K
Class of Stock
Current Yield	5.00%
Annual dividend per share	$ 1.25000
Redemption price (per share)		$ 25
Series D
Class of Stock
Redemption price (per share)	$ 25.5
Preferred stock shares authorized (shares) | shares	8,000,000	8,000,000
Series F
Class of Stock
Redemption price (per share)		$ 25.50
Preferred stock shares authorized (shares) | shares	8,000,000	8,000,000